Fees and commission Income	12 Months Ended
Dec. 31, 2018
Fee and commission income [abstract]
Disclosure of fee and commission income (expense) [text block]
24.	Fees and commission income

Fees and commission income from contracts with customers broken down by main types of services according to the scope of IFRS 15, beginning after January 1 st
, 2018, are detailed below:

	December 31, 2018
	Syndicated loans	Documentary letters of credit	Stand-by letters of credit and guarantees	Credit commitments	Other	Total

Openning and confirmation	-	7,333	2,460	874	-	10,667
Negotiation and acceptance	-	379	100	-	-	479
Amendment	-	46	1,230	-	-	1,276
Structuring	4,625	-	-	325	-	4,950
Other	-	(4)	-	(151)	(32)	(187)
	4,625	7,754	3,790	1,048	(32)	17,185

The following table provides information on the ordinary income that is expected to be recognized on the contracts in force as of December 31, 2018:

	Up to 1 year	1 to 2 years	More than 2 years	Total

Ordinary income expected to be recognized on the contracts as of December 31, 2018	1,655	377	761	2,793

Fees and commission income from contracts with customers recognized under IAS 18 as of December 31, 2017 are detailed below:

	December 31, 2017	December 31, 2016
Commission income – Loans & commitments, net	476	1,126
Commission income - Letters of credit	10,430	7,458
Commission income - Structuring	6,608	5,722
Total	17,514	14,306